Commitments - Schedule of Commitments for Minimum Lease Payments (Details)	Mar. 31, 2024 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 299,192
Fiscal year ending March 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 76,706